State Street Strategic Real Return Portfolio
STATE STREET STRATEGIC REAL RETURN PORTFOLIO
Investment Objective
The State Street Strategic Real Return Portfolio (the “Strategic Real Return Portfolio” or the “Portfolio”) seeks to provide investment results that are expected to exceed the general level of inflation as measured by the Consumer Price Index for All Urban Consumers (the “CPI”), before fees and expenses, over the long term.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Real Return Portfolio. The Portfolio’s shares are offered exclusively to investors that pay fees to SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the Portfolio’s investment adviser, or its affiliates; the Portfolio pays no Management Fee to SSGA FM, as shown in the table below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		State Street Strategic Real Return Portfolio State Street Strategic Real Return Portfolio
Management Fee
Distribution and/or Service (12b-1) Fees
Other Expenses	[1]	0.15%
Acquired Fund Fees and Expenses		0.08%
Total Annual Fund Operating Expenses	[1]	0.23%
Fee Waiver and/or Expense Reimbursement	[2]	(0.15%)
Total Annual Fund Operating Expenses	[3]	0.08%
[1]	Other expenses and acquired fund fees and expenses are based on estimates for the current fiscal year.
[2]	The Portfolio’s investment adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency expenses) exceed 0.08% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board of Trustees.
[3]	After Fee Waiver and/or Expense Reimbursement

Example
This Example is intended to help you compare the cost of investing in the Strategic Real Return Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
State Street Strategic Real Return Portfolio | State Street Strategic Real Return Portfolio | USD ($)	8	59

Portfolio Turnover
The Strategic Real Return Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. The Portfolio’s portfolio turnover rate has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies
Under normal circumstances, SSGA FM allocates the assets of the Portfolio among investments that provide exposure to four broad asset classes: (i) inflation protected securities issued by the United States government, its agencies and/or instrumentalities; (ii) domestic real estate securities, including among other things real estate investment trusts (“REITs”); (iii) global natural resource stocks; and (iv) commodities. The Portfolio’s allocations among those asset classes at any time reflect the Adviser’s evaluation of the expected returns and risks of each asset class and the Adviser’s determination of the optimal combination of investments in those asset classes to achieve the Portfolio’s investment objective. At times the Portfolio may invest all or substantially all of its assets in one or a subset of the asset classes; at times it may invest none of its assets in one or more such asset classes. Although it is impossible to predict whether and to what extent the Portfolio’s investment returns might exceed the general rate of inflation, SSGA FM will seek to manage the Portfolio with a goal of exceeding the general rate of inflation, as measured by the non-seasonally adjusted U.S. CPI, over an extended inflationary period, by 4% or more. There is no assurance that the Strategic Real Return Portfolio will achieve its investment objective or this goal, and you could lose money, possibly your entire investment, by investing in the Portfolio.

The Portfolio generally gains exposure to the four asset classes identified above by investing in other pooled investment vehicles and/or by investing directly in securities or other investments. Other pooled investment vehicles in which the Portfolio may invest include those sponsored or managed by, or otherwise affiliated with, the Adviser, including without limitation mutual funds and exchange traded funds (“Underlying Funds”). The Portfolio currently expects to gain exposure to inflation protected securities and real estate securities by investing in the SPDR Barclays TIPS ETF and the SPDR Dow Jones REIT ETF, respectively. Brief summaries of these two Underlying Funds can be found in Appendix A. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The Portfolio expects to gain exposure to global natural resources by investing in the equity securities of companies significantly engaged, directly or indirectly, in the following industries: agricultural, forest and paper products; fertilizers and agricultural chemicals; timber REITs; oil and gas; coal and consumable fuels; metals, mining and minerals. Investments in this asset class may include direct or indirect exposure to emerging market issuers.

The Portfolio expects to gain exposure to investments in commodities and commodities-related instruments in significant measure by investing in a Cayman Islands company that is a wholly owned subsidiary of the Portfolio (the “Subsidiary”) and that itself holds such investments. The Portfolio may invest up to 25% of its total assets in the Subsidiary. Instruments in which the Subsidiary invests may include, for example, commodity-linked derivatives, including, without limitation, futures contracts and commodity-linked swaps.

At the commencement of portfolio operations, the strategic asset allocation of the Portfolio is approximately 15% REITs, 22% commodities, 32% global natural resource stocks, and 31% inflation linked bonds. Actual portfolio allocations may vary and are expected to be adjusted from time to time in the Adviser’s discretion and without prior shareholder notice; the prospectus will not be updated as the Portfolio’s asset allocations change.
Principal Risks
General risks associated with the Portfolio’s investment policies and investment strategies are discussed below. Because the Portfolio expects to achieve investment exposure through the Underlying Funds, it is subject to substantially the same risks as those associated with the Underlying Funds. The Portfolio is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Portfolio in their overall investment programs.
  Asset Allocation Risk.    The Portfolio’s investment performance depends upon the successful allocation by the Adviser of the Portfolio’s assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser’s allocation techniques and decisions will produce the desired results.
  Cayman Subsidiary Risk.    Investment in the Subsidiary exposes the Portfolio to the risks associated with the Subsidiary’s investments, which are generally the risks of commodities-related investments. Certain of the Subsidiary’s investments have the effect of creating investment leverage. The Subsidiary is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Subsidiary may make certain investments the Portfolio would be unable to make, or would be limited in making, due to U.S. tax laws applicable to the Portfolio or other regulatory limitations. As a result, the Portfolio may be exposed, by its investment in the Subsidiary, to investment risks different from, or to a greater degree than, other mutual funds. The Portfolio’s ability to invest in the Subsidiary may be limited by tax considerations.
  Commodities Risk.    Commodity prices can be significantly volatile, and exposure to commodities can cause the net asset value of the Portfolio’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Portfolio to sell them at a desirable price or at the price at which it is carrying them.
  Counterparty Risk.    The Portfolio will be subject to credit risk with respect to the counterparties with which the Portfolio enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Portfolio may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Portfolio. If the Portfolio holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
  Currency Risk.    The value of the Portfolio’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may be significantly volatile, and changes in the values of foreign currencies against the US dollar may result in substantial declines in the values of the Fund’s assets denominated in foreign currencies.
  Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments and illiquidity in debt securities markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. A rising interest rate environment would likely cause the value of a Portfolio’s fixed income securities to decrease, and fixed income markets to experience increased volatility in addition to heightened levels of liquidity risk. During periods of falling interest rates, the income received by the Portfolio may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations.
  Deflation Risk.    The risk of a decrease in the general price level of goods and services. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Portfolio’s portfolio. During periods of deflation or no inflation it is possible that the Portfolio will significantly underperform the U.S. CPI or other investment options available.
  Derivatives Risk.    Derivative transactions can create investment leverage and may be significantly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Portfolio’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Portfolio anticipated by the Adviser.
  Emerging Markets Risk.    Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
  Equity Investing Risk.    The market prices of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Futures Contract Risks; Other Exchange-Traded Derivatives.    The risk of loss relating to the use of futures contracts and other exchange-traded derivatives is potentially unlimited. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or other exchange-traded derivative or at any particular time. In the event no such market exists for a particular derivative, it might not be possible to effect closing transactions, and the Portfolio will be unable to terminate its exposure to the derivative. If the Portfolio uses futures contracts or other exchange-traded derivatives for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Portfolio’s investments that are the subject of such hedge. Certain foreign futures contracts and other exchange-traded derivatives may be less liquid and more volatile than U.S. contracts. The Portfolio may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.
  Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund’s assets can decline.
  Inflation-Indexed Security Risk.    The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Portfolio could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
  Large-Cap Companies Risk.    Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
  Large Shareholder Risk.    To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
  Liquidity Risk.    Lack of a ready market or restrictions on resale may limit the ability of the Portfolio to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.
  Management Risk.    The Portfolio is an actively managed investment portfolio. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and may cause the Portfolio to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.
  Market Risk.    The Portfolio’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
  Modeling Risk.    The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Portfolio from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
  Mortgage-Related and Other Asset-Backed Securities Risk.    Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
  Natural Resources Risk.    Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.
  Non-U.S. Securities Risk.    Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial report standards comparable to those in the Unites States. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, when the Portfolio buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Portfolio.
  Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Portfolio expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Real Estate Securities Risk.    An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
  REIT Risk.    In addition to the risks associated with investing in the securities of real property companies, REITs are subject to certain additional risks. REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain its exemptions from registration under the U.S. Investment Company Act of 1940, which could have adverse consequences for the Fund. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on capital markets. Investments in REITs are also subject to the risks affecting equity markets generally.
  Risk of Investment in Other Pools.    If the Portfolio invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Portfolio; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Portfolio is typically subject. The Portfolio bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Portfolio may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Portfolio does so.
  Small-, Mid- and Micro-Cap Companies Risk.     The securities of small-, mid-, and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may be significantly volatile.
  U.S. Government Securities Risk.    Certain U.S. Government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and involve increased credit risks.
  Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Portfolio’s shares to decrease, perhaps significantly.
The Portfolio’s shares will change in value, and you could lose money by investing in the Portfolio. The Portfolio may not achieve its investment objective. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information for the Portfolio has been omitted because the Portfolio had not commenced investment operations as of the date of this Prospectus. Performance information provides some indication of the risks of investing in the Portfolio and compares the Portfolio’s performance with that of an index or other benchmark. A portfolio’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.